THE ENTERPRISE GROUP OF FUNDS, INC.

SUPPLEMENT DATED DECEMBER 15, 2006 TO THE

PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION EACH DATED MARCH 1, 2006

This Supplement updates the above-referenced Prospectus and Statement of Additional Information as supplemented, of The Enterprise Group of Funds, Inc. (the “Corporation”). You may obtain an additional copy of the Corporation’s Prospectus and Statement of Additional Information, free of charge, by writing to the Corporation’s distributor, Enterprise Fund Distributors, Inc., at Atlanta Financial Center, 3343 Peachtree Road, N.E., Suite 450, Atlanta, Georgia 30326. You should read this Supplement in conjunction with the Corporation’s Prospectus and Statement of Additional Information and retain it for future reference.

The purpose of this Supplement is to provide you with updated information regarding investment minimums and minimum account balances in connection with certain types of accounts.

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Effective November 15, 2006, the following row in the table contained in the section of the Prospectus entitled “To open an account with AXA Enterprise Funds” under “FUND SERVICES – It’s Easy to Open an Account”:

Type of Account	Minimum to Open an Account*	Minimum for Subsequent Investments*
Accounts established in a wrap program with which the AXA Enterprise Funds, AXA Equitable or the Distributor has an agreement.	$1000	$50

shall be replaced, in its entirety with the following:

Type of Account	Minimum to Open an Account*	Minimum for Subsequent Investments*
Certain fee-based programs with which the AXA Enterprise Funds, AXA Equitable or the Distributor has an agreement.	No minimum requirement.	No minimum requirement.

Effective November 15, 2006, the following bullet point contained in the section of the Statement of Additional Information entitled “Automatic Investment Plan” under “PURCHASE, REDEMPTION AND PRICING OF SECURITIES BEING OFFERED”:

•	Accounts established in a broker/dealer wrap program with which the funds, its Manager or is Distributors, have an agreement. Such accounts will be subject to a $1,000 minimum for each Fund.

shall be replaced, in its entirety with the following:

•	Accounts established in a wrap program with which the funds, its Manager or is Distributors, have an agreement. Such accounts will not be subject to a $1,000 minimum investment requirement.

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